Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Assets
Cash and cash equivalents	$ 3,539		$ 1,735
Short-term investments	23,219		26,277
Accounts receivable, less allowance for doubtful accounts: 2011-$227; 2010-$208	13,608		13,380
Short-term loans	51	[1]	467	[1]
Inventories	7,769	[2],[3]	8,275	[2],[3]
Taxes and other current assets	9,441		9,440
Assets of discontinued operations and other assets held for sale	101		1,439
Total current assets	57,728		61,013
Long-term investments and loans	9,457		9,747
Property, plant and equipment, less accumulated depreciation	16,938	[4]	18,645	[4]
Goodwill	45,067		43,928	[5]
Identifiable intangible assets, less accumulated amortization	53,833		57,555
Taxes and other noncurrent assets	4,979		4,126
Total assets	188,002		195,014
Liabilities and Shareholders' Equity
Short-term borrowings, including current portion of long-term debt: 2011-$6; 2010-$3,502	4,018	[6],[7]	5,603	[6],[7]
Accounts payable	3,836		3,994
Dividends payable	1,796		1,601
Income taxes payable	1,013		951
Accrued compensation and related items	2,169		2,080
Other current liabilities	15,237		14,256
Liabilities of discontinued operations			151
Total current liabilities	28,069		28,636
Long-term debt	34,931	[8],[9]	38,410	[8],[9]
Pension benefit obligations	6,355		6,194
Postretirement benefit obligations	3,344		3,035
Noncurrent deferred tax liabilities	19,597		18,628
Other taxes payable	6,886		6,245
Other noncurrent liabilities	6,199		5,601
Total liabilities	105,381		106,749
Commitments and Contingencies
Preferred stock, without par value, at stated value; 27 shares authorized; issued: 2011- 1,112; 2010-1,279	45		52
Common stock, $0.05 par value; 12,000 shares authorized; issued: 2011-8,902; 2010-8,876	445		444
Additional paid-in capital	71,423		70,760
Employee benefit trusts	(3)		(7)
Treasury stock, shares at cost; 2011-1,327; 2010-864	(31,801)		(22,712)
Retained earnings	46,210		42,716
Accumulated other comprehensive loss	(4,129)		(3,440)
Total Pfizer Inc. shareholders' equity	82,190		87,813
Equity attributable to noncontrolling interests	431		452
Total shareholders' equity	82,621		88,265
Total liabilities and shareholders' equity	$ 188,002		$ 195,014

[1]	Our short-term and long-term loans are due from companies with highly rated securities (Standard & Poor's (S&P) ratings that are virtually all AA or better).
[2]	The decrease in total inventories is primarily due to the inventory sold during 2011 that was acquired from Wyeth and had been recorded at fair value, partially offset by the acquisition of King (see Note 2B. Acquisitions, Divestitures, Collaborative Arrangements and Equity-Method Investments: Acquisition of King Pharmaceuticals, Inc.) and the impact of foreign exchange.
[3]	Certain amounts of inventories are in excess of one year's supply. There are no recoverability issues associated with those amounts.
[4]	The decrease in total property, plant and equipment is primarily due to depreciation, disposals and impairments, partially offset by capital additions, the impact of foreign exchange and the acquisition of King (see Note 2B. Acquisitions, Divestitures, Collaborative Arrangements and Equity-Method Investments: Acquisition of King Pharmaceuticals, Inc.).
[5]	Beginning in the first quarter of 2011, our Company is managed through five operating segments, as shown in the table above (see also Note 18. Segment, Product and Geographic Area Information for further discussion about the change in management approach). As part of the change, we have retrospectively presented goodwill according to the new operating segment structure.
[6]	The differences between the estimated fair values and carrying values of these financial assets and liabilities not measured at fair value on a recurring basis were not significant as of December 31, 2011 or December 31, 2010.
[7]	Includes foreign currency borrowings with fair values of $2 billion at December 31, 2010, which are used as hedging instruments.
[8]	Includes foreign currency debt with fair values of $919 million at December 31, 2011 and $880 million at December 31, 2010, which are used as hedging instruments.
[9]	The fair value of our long-term debt is $40.1 billion at December 31, 2011 and $42.3 billion at December 31, 2010.